Property and Equipment (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Property and equipment, gross	$ 320,226		$ 247,522
Less accumulated depreciation	(110,355)		(41,254)
Total property and equipment, net	209,871		206,268
Depreciation expenses	$ 69,101	$ 13,482	42,470	$ 0
Laboratory equipment
Property and equipment
Property and equipment, gross			$ 247,522